Property and equipment, net (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	€ 34,352	€ 33,995
Property and equipment, net	26,682	33,172
Depreciable Property, Plant And Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	60,725	67,133
Building and leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,295	17,844
Capitalized software and software development costs
Property, Plant and Equipment [Line Items]
Property and equipment, gross	22,702	22,713
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	17,248	18,215
Property and equipment, net	3,300	5,300
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,480	8,361
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment, gross	309	34
Building and leasehold improvements with asset retirement obligations
Property, Plant and Equipment [Line Items]
Property and equipment, gross	300	600
Less: accumulated depreciation	40	100
Software Development Costs
Property, Plant and Equipment [Line Items]
Property and equipment, net	€ 7,200	€ 8,000